MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Schedule of Investments

September 30, 2025 (Unaudited)

Mutual Funds (98.5%)	Shares	Value

Thornburg Global Opportunities Class I	18,767	$ 899,318
WCM Focused International Growth Class I	28,149	776,058
Hartford International Value Class I	30,839	741,681
State Street Hedged International Developed Equity Index Class K	4,776	666,634
Driehaus Emerging Markets Small Cap Growth	24,478	632,519
Artisan Global Value Class I	22,633	624,670
Third Avenue Value Class I	8,459	614,943
Schwab Fundamental International Equity Index	44,749	604,111
Vanguard Industrials Index Admiral Class	3,880	590,505
Pzena Emerging Markets Value Class I	34,554	524,188
Eaton Vance Emerging and Frontier Countries Equity Class I	29,036	518,002
MFS International Equity Class R6	12,810	516,745
Vanguard Materials Index Admiral Class	3,535	368,993
Fidelity Select Industrials Portfolio	6,111	301,393

Total Mutual Funds (Cost $ 6,695,525)		8,379,760

Short-Term Securities (1.0%)

Fidelity Investmentsl Money Market Government Portfolio Class I (Cost $ 82,170)		82,170

Total Short-term Securities		82.170

Total Investments in Securities (Cost $ 6,777,695) (99.5%)		8,461,930

Net Other Assets and Liabilities (0.5%)		41,646

Net Assets (100%)		$ 8,503,576

As of September 30, 2025, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investment securities	$6,695,525
Unrealized appreciation	1,684,235
Unrealized depreciation	-
Net unrealized appreciation	1,684,235

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

September 30, 2025 (Unaudited)

Security Valuation - ASC 820 (formerly Statement of Financial Accounting Standards No. 157) establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  The topic establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

All securities purchased by the Funds trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Funds’ securities on a daily basis.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2025:

MH Elite Select Portfolio of Funds

Description	Level 1 – Quoted prices	Level 2 – Other significant observable inputs	Level 3 – Significant unobservable inputs	Total
Mutual Funds	$ 8,379,760	-	-	$ 8,379,760
Short Term Investments	82,170	-	-	82,170
Total Investments in Securities	$ 8,461,930	-	-	$ 8,461,930

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.